CAPITAL RATIOS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CAPITAL RATIOS
Period for which net profit is combined with current year profit limit dividend payment under OCC regulations	2 years
Tier I Capital to Adjusted Total Assets
Actual Amount	$ 63,040,000	$ 65,059,000
Actual Ratio (as a percent)	9.92%	10.64%
For Capital Adequacy Purposes, Amount	25,419,000	24,463,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets
Actual Amount	63,040,000	65,059,000
Actual Ratio (as a percent)	15.91%	17.25%
For Capital Adequacy Purposes, Amount	15,847,000	15,082,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Total Capital to Risk Weighted Assets
Actual Amount	70,604,000	72,572,000
Actual Ratio (as a percent)	17.82%	19.25%
For Capital Adequacy Purposes, Amount	31,694,000	30,164,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Bank
Tier I Capital to Adjusted Total Assets
Actual Amount	65,762,000	67,253,000
Actual Ratio (as a percent)	10.75%	11.45%
For Capital Adequacy Purposes, Amount	24,465,000	23,487,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	30,581,000	29,359,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	5.00%	5.00%
Tier 1 Capital to Risk Weighted Assets
Actual Amount	65,762,000	67,253,000
Actual Ratio (as a percent)	16.63%	17.89%
For Capital Adequacy Purposes, Amount	15,820,000	15,039,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	23,729,000	22,558,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	6.00%	6.00%
Total Capital to Risk Weighted Assets
Actual Amount	69,326,000	70,766,000
Actual Ratio (as a percent)	17.53%	18.82%
For Capital Adequacy Purposes, Amount	31,639,000	30,077,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 39,549,000	$ 37,597,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	10.00%	10.00%